Income Taxes - Schedule of Loss Before Provision for Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
United States					$ (9,000,663)	$ (6,097,351)
International					0	0
Loss before income tax expense (benefit)	$ (3,998,733)	$ (1,248,874)	$ (15,134,733)	$ (1,877,464)	$ (9,000,663)	$ (6,097,351)